Transaction costs	12 Months Ended
Jan. 31, 2020
Transaction costs [abstract]
Transaction costs
30.	Transaction costs

Transaction costs for the years ended January 31:
	2020	2019	2018
Acquisition of subsidiaries	$331,973	$2,154,102	$—
Financing commissions	—	2,819,889	—
	$331,973	$4,973,991	$—